Income Taxes (Tax Rate Reconciliation) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	38.00%		40.60%	40.60%
Nondeductible expenses	0.10%		0.20%	0.30%
Dividends from foreign subsidiaries	0.00%		0.10%	0.10%
Foreign tax credit and payments	(0.80%)		(2.10%)	3.30%
Lower tax rates applicable to income of subsidiaries	(0.50%)		(0.50%)	(0.60%)
Change in valuation allowance	(7.30%)		2.30%	10.60%
Realization of previously unrecognized tax effects of subsidiaries	(10.70%)	[1]	0.00%	(3.70%)
Nontaxable dividends received	(2.30%)		(3.40%)	(2.70%)
Undistributed earnings of subsidiaries	1.50%		0.20%	(1.50%)
Tax and interest expense for uncertainty in income taxes	(0.10%)		0.10%	0.20%
Expiration of loss carryforward	2.10%		4.80%	6.40%
Effect of changes in tax laws			9.10%
Other-net	0.90%		(0.90%)	(0.20%)
Effective income tax rate	20.90%		50.50%	52.80%
Reduction of income tax expense due to realization of tax benefits from liquidation of the wholly owned subsidiaries of BTMU	¥ 151,309
Reduction in effective income tax rate due to realization of tax benefits from liquidation of the wholly owned subsidiaries of BTMU	10.70%

[1]	In April 2012, one of the wholly-owned subsidiaries of BTMU was liquidated. The liquidation resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥151,309 million reduction of income tax expense and a 10.7% reduction in the effective tax rate for the fiscal year ended March 31, 2013.